Note 24 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Fair Value Measurement Inputs Level 1 [Table Text Block]
	ASC 820 Level	December 31, 2017	December 31, 2016
Assets:
Cash and cash equivalents	Level 1	20,004	21,989
Liabilities:
Short-term borrowings	Level 1	2,718	1,629
Long-Term Debt	Level 1	1,217	600
Investor Warrants	Level 3	840	3,921

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
All amounts in thousands Euros unless otherwise stated	Investor Warrants 2012	Placement Agent Warrants 2012	Investor Warrants 2013	Placement Agent Warrants 2013	Investor Warrants 2016	Total Financial instruments carried at fair value
As of December 31, 2015	1,691	99	2,514	73	-	4,377
Warrants granted	-	-	-	-	3,168	3,168
Warrants forfeited (see note 20)	-	-	-	(72)	-	(72)
Warrants exercises (see note 20)	(5)	(99)	-	-	-	(102)
FV adjustments (see note 20)	(1,100)	-	(1,478)	-	(1,232)	(3,811)
USD/EUR exchange impact	53	-	81	-	227	360
As of December 31, 2016	640	-	1,118	-	2,162	3,921
Warrants granted	-	-	-	-	-	-
Warrants forfeited (see note 20)	(489)	-	-	-	-	(489)
Warrants exercises (see note 20)	(136)	-	-	-	-	(136)
FV adjustments (see note 20)	-	-	(656)	-	(1,388)	(2,044)
USD/EUR exchange impact	(16)	-	(135)	-	(262)	(412)
As of December 31, 2017	-	-	328	-	512	840